UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James S. O'Donnell
Title: President
Phone: 703-584-6027

June 30, 2008  		James S. O'Donnell	McLean, Virginia
[Date]            	[Signature]    		[City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 21
Form 13F Information Table Value Total: $14,572,965.64





List of Other Included Managers:
None




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Security					Type	Quantity	Cusip		Value		Voting
3M CO COM					com	11,033		88579Y101	$767,801.59	sole
ALTRIA GROUP INC COM				com	10,388		02209S103	$213,571.32	sole
AMERICAN EXPRESS COMPANY			com	21,012		025816109	$791,522.04	sole
AMERICAN INTERNATIONAL GROUP INC		com	15,213		026874107	$402,535.98	sole
AT&T						com	23,092		00206R102	$777,969.48	sole
BANK OF AMERICA COM				com	38,011		060505104	$907,322.57	sole
CATERPILLAR INC					com	12,459		149123101	$919,723.38	sole
DU PONT E I DE NEMOURS & COMPANY		com	15,693		263534109	$673,072.77	sole
EXXON MOBIL CORP COM				com	12,580		30231G102	$1,108,675.40	sole
GENERAL ELECTRIC CO COM				com	32,602		369604103	$870,147.38	sole
HOME DEPOT INC COM				com	32,325		437076102	$757,051.50	sole
INTEL CORP COM					com	30,052		458140100	$645,516.96	sole
INTERNATIONAL BUSINESS MACHS CORP COM		com	7,614		459200101	$902,487.42	sole
JOHNSON & JOHNSON COM				com	14,823		478160104	$953,711.82	sole
JP MORGAN CHASE & CO COM ISIN#US46625H1005	com	24,071		46625H100	$825,876.01	sole
NOKIA CORP SPONSORED ADR			com	9,551		654902204	$233,999.50	sole
NOVARTISAG ADR ISIN #US66987V1098		com	9,208		66987v109	$506,808.32	sole
PEPSICO INC					com	3,844		713448108	$244,439.96	sole
PHILIP MORRIS INTERNATIONAL			com	9,897		718172109	$488,812.83	sole
PROCTER & GAMBLE CO				com	16,595		742718109	$1,009,141.95	sole
UNITED PARCEL SVC INC CL B			com	9,318		911312106	$572,777.46	sole


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